Other Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
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Other Financial Liabilities at Fair Value Through Profit or Loss

24. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2018 £m		2017 £m
US$10bn Euro Commercial Paper Programme	—		387
US$30bn Euro Medium Term Note Programme	165		169
Structured Notes Programmes	696		932
Eurobonds	129		147
Structured deposits	133		680
Collateral and associated financial guarantees	3,053		—
Repurchase agreements – non trading	2,110		—

	6,286	(1)	2,315

(1)

For the Santander UK group, this comprises £6,286m of financial liabilities designated at fair value through profit or loss and £nil of financial liabilities mandatorily at fair value through profit or loss.

The collateral and associated financial guarantees relates to collateral received, together with associated credit protection guarantees, relating to the proceeds of the retained senior tranches of credit linked notes described in Note 13, and have been designated at fair value through profit or loss. The financial guarantees are valued using the same parameters as the related credit linked notes, such that changes in the respective valuations are offset exactly, and there is no charge or credit to the income statement. For more, see ‘Credit protection entities’ in Note 21, and ‘Internal models based on information other than market data (Level 3)’ in Note 41.

Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net gain during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £84m (2017: £29m loss, 2016: £6m gain). The cumulative net gain attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2018 was £77m (2017: £7m loss).

At 31 December 2018, the amount that would be required to be contractually paid at maturity of the securities above was £128m lower (2017: £4m lower) than the carrying value.